Transactions with Related Parties, Thalassa (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Transactions with Related Parties [Abstract]
Interest expenses	$ 150,833	$ 151,667
$5.0 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Face amount	5,000,000.0
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses	150,833	151,667
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Face amount	5,000,000.0
Repayment of loan	0
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses	$ 150,833	$ 151,667